Premiums and Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Premiums and Accounts Receivable
Insurance premiums receivable	$ 64,352	$ 58,872
Other receivables	17,547	16,916
Allowance for uncollectible amounts	(4,432)	(4,484)
Total	$ 77,467	$ 71,304